Other Notes Payable (Details Narrative) (10-K) - USD ($)										1 Months Ended			3 Months Ended				4 Months Ended	5 Months Ended	9 Months Ended		12 Months Ended
	May 14, 2019	Jan. 23, 2019	Mar. 30, 2018	Mar. 15, 2018	Feb. 07, 2018	Jan. 29, 2018	Jan. 25, 2018	Jan. 24, 2018	Jan. 04, 2018	Sep. 27, 2018	Jul. 31, 2018	Jan. 31, 2018	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2018	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Jul. 25, 2017
Proceeds from issuance of convertible debt																			$ 6,373,000	$ 1,331,000	$ 2,051,000	$ 2,049,340
Proceeds from convertible debt related party																			100,000	650,000	650,000	300,000
Debt conversion amount																			548,020	3,194,671	3,434,506	1,085,985
Warrants issued in connection with convertible debt													$ 330,713	$ 217,641	$ 38,763	$ 305,055					343,818
Beneficial conversion feature																						1,085,985
Warrants [Member]
Warrant exercise price																							$ 65.31
Warrants [Member]
Warrants to purchase shares of common stock								11,247
Beneficial conversion feature																					475,000	1,085,985
Warrants exercise price, description								Exercise price per share at 50% of initial public offering price.
Warrants grant date fair value								$ 155,104
Percentage of increase in principal amount								30.00%
Percentage of original warrant coverage								100.00%
Securities Purchase Agreements [Member] | Investor [Member]
Debt conversion description																	The Investors may elect to convert all or part of the Notes, plus accrued interest, at any time into shares of common stock of the Company at a conversion price of $7.00 (the "Fixed Conversion Price"); provided, however, in the event the per share price of a public offering multiplied by sixty percent (60%) at the time of the listing of the shares of common stock on an exchange (the "Listing Event") is less than $7.00 (the "Discounted Public Offering Price") then the conversion price shall be reset to equal the Discounted Public Offering Price. In the event the Investors are required to execute a Lock Up Agreement concurrent with a public offering at the time of the Listing Event, then the Fixed Conversion Price shall be $5.25 and the Discounted Public Offering Price shall be the public offering multiplied by forty five percent (45%) at the time of the Listing Event. Upon the occurrence of a Listing Event or the sale or license of all or substantially all of the Company's assets (a "Liquidity Event"), the entire unpaid and outstanding principal amount and any accrued interest thereon under this Note shall automatically convert in whole without any further action by the Holder.
Percentage of discounted public offering																	60.00%
Securities Purchase Agreements [Member] | Warrants [Member] | Investor [Member]
Warrants to purchase shares of common stock										154,642
Warrant exercise price										$ 8.40
Securities Purchase Agreements [Member] | Warrants [Member] | Investor [Member]
Warrants term										5 years
Number of warrants conversion shares of common stock percentage										50.00%
Percentage for warrant exercise price adjusted conversion price										840.00%
Convertible Promissory Note [Member]
Proceeds from issuance of notes payable																						1,550,000
Due to related parties																						$ 300,000
Offering conversion price percentage																						50.00%
Interest rate						10.00%																10.00%
Warrants term											3 years											3 years
Warrants to purchase shares of common stock																						12,105
Debt instrument face value									$ 100,000
Debt conversion description						Convertible at the option of the holder into common stock at a price per share of $11.375 (50% of initial public offering price), and, if not converted, will become due and payable along with the principal amount upon the earlier of (a) six months following the extension or (b) the approval of the Form 1-A Registration Statement			The note as amended and extended on January 29, 2018, will automatically convert into shares of the Company's common stock upon the earlier of (a) twelve months from the extension date or (b) the approval of the Form 1-A Registration Statement, at a 50% discount to the initial public offering price.		The notes are convertible into shares of the Company's stock upon the earlier of (a) six months from the issue date or (b) the first day the company's stock is publicly traded or (c) converted at the option of the holder.							The notes are convertible into shares of the Company's stock upon the earlier of (a) six months from the issue date or (b) the first day the company's stock is publicly traded or (c) converted at the option of the holder.
Proceeds from issuance of convertible debt							$ 150,000				$ 137,000							$ 784,000
Proceeds from convertible debt related party							$ 100,000											$ 550,000
Debt instrument maturity period						60 days
Debt instrument conversion price						$ 11.375
Debt conversion amount																					$ 1,850,340
Debt conversion, shares issued																					214,918
Warrants issued in connection with convertible debt																			548,354	359,900	$ 399,554
Beneficial conversion feature																			$ 548,020	$ 3,051,080	$ 2,959,506
Convertible Promissory Note [Member] | Various Parties [Member]
Proceeds from issuance of notes payable																						$ 799,340
Convertible Promissory Note [Member] | Warrants [Member]
Warrants to purchase shares of common stock											9,785							58,142		58,142
Warrant exercise price											$ 22.75							$ 22.75		$ 22.75
Convertible Promissory Note [Member] | Company and Certain Note Holders [Member]
Debt instrument face value												$ 1,591,800
Debt instrument maturity description												Earlier of the closing of the initial public offering, but no later than July 29, 2018.
Convertible Promissory Note [Member] | Company and Note Holder [Member] | Amendment To Promissory Note [Member]
Debt instrument face value					$ 170,000
Proceeds from issuance of convertible debt				$ 100,000	$ 70,000
Debt instrument maturity date					Mar. 15, 2018
Convertible Promissory Note [Member] | Former Parent [Member]
Warrants term																		3 years
Proceeds from convertible debt related party																		$ 30,000
Securities Purchase Agreements [Member] | Accredited Investor [Member]
Interest rate																	15.00%				15.00%
Debt instrument conversion price		$ 1.00															$ 7.00				$ 7.00
Debt instrument maturity description		The company and certain note holders, including related parties, agreed to extend the maturity date of the convertible notes payable, as amended and extended on or about August 2018, in the aggregate principal amount of $1,550,000, of which $400,000 was to related parties, to be upon the earlier of (a) January 24, 2020 or (b) the first day the company's stock is publicly traded. All interest due and payable on the notes, shall be converted into shares of common stock at a conversion price of $1.00 per share.															Mature 18 months from issuance
Secured convertible notes debt		$ 1,550,000															$ 2,165,000				$ 2,165,000
Other notes payable																	$ 635,000				$ 635,000
Other Notes Payable [Member]
Proceeds from issuance of notes payable																						555,000
Due to related parties																						$ 335,000
Interest rate																						10.00%
Debt instrument face value		$ 560,000
Debt instrument conversion price		$ 7.00
Debt instrument maturity description		The Company and certain note holders, including related parties, agreed to extend the maturity date of the notes payable, as amended and extended on or about August 2018, in the aggregate principal amount of $560,000 to be upon the earlier of (a) January 24, 2020 or (b) the first day the company's stock is publicly traded.																				Stated interest rate of 10% per the original 60-day-term.
Debt instrument maturity date		Jan. 24, 2020
Other notes payable		$ 560,000
Promissory Note [Member]
Interest rate	15.00%
Proceeds from convertible debt related party	$ 91,000
Debt instrument maturity period	1 year
Promissory Note [Member] | Default In Exercise of Warrants [Member]
Warrants term			3 years
Warrants to purchase shares of common stock			11,247					11,247
Warrants exercise price, description			Exercise price per share at 50% of initial public offering price.
Increase in interest payable			$ 153,529
Warrants grant date fair value recorded as interest expense			$ 149,951
Promissory Note [Member] | Related Party [Member]
Interest rate									10.00%
Debt instrument face value									$ 25,000
Debt instrument maturity period									60 days
Debt instrument maturity description									The note as amended and extended on January 29, 2018 becomes due and payable upon the earlier of (a) six month following the date of extension or (b) the approval of the Form 1-A Registration Statement.
Promissory Note [Member] | Unrelated Third Party [Member]
Warrants term								3 years
Debt instrument face value								$ 511,765
Proceeds from issuance of convertible debt								$ 435,000
Debt instrument maturity date								Mar. 30, 2018
Percentage on original issue discount								15.00%
Warrants exercise price, description								Exercise price per share at 50% of initial public offering price.